AB Active ETFs, Inc.

AB Tax-Aware Long Municipal ETF

Portfolio of Investments

February 28, 2026 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.5%
Long-Term Municipal Bonds – 95.5%
Alabama – 0.7%
County of Jefferson AL Sewer Revenue (County of Jefferson AL Sewer Revenue) Series 2024 5.50%, 10/01/2053	$325	$344,475

Arizona – 1.0%
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2023 5.25%, 11/01/2053	200	206,612
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020-A 4.00%, 07/15/2040(a)	125	120,856
Maricopa County Industrial Development Authority (Valley Christian Schools) Series 2023 6.375%, 07/01/2058(a)	150	148,991

		476,459

California – 7.8%
California Community Choice Financing Authority (American General Life Insurance) Series 2024C 5.00%, 08/01/2055	400	432,744
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024G 5.00%, 11/01/2055	350	368,901
California Community Choice Financing Authority (Morgan Stanley) Series 2026-A 5.00%, 04/01/2056	100	110,962
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)	100	85,800
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 12.00%, 01/01/2065(a)	100	54,000
City of Los Angeles CA Wastewater System Revenue (City of Los Angeles CA Wastewater System Revenue) Series 2025-A 5.00%, 06/01/2055	200	213,037
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2025 5.50%, 05/15/2055	100	107,456

	Principal Amount (000)	U.S. $ Value

CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 3.00%, 08/01/2056(a)	$100	$70,470
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021-B Zero Coupon, 06/01/2066	1,000	106,615
Series 2022 5.00%, 06/01/2051	360	357,974
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) BAM Series 2025-A 5.00%, 07/01/2053	500	524,599
San Francisco Intl Airport (San Francisco Intl Airport) Series 2021-A 5.00%, 05/01/2035	1,000	1,104,666
University of California (University of California) Series 2025-C 5.25%, 05/15/2040	250	318,093

		3,855,317

Colorado – 4.1%
City & County of Denver CO Airport System Revenue (City & County of Denver CO Airport System Revenue) Series 2022-A 5.00%, 11/15/2036	1,000	1,113,289
Colorado Educational & Cultural Facilities Authority (Ascent Classical Academy Charter Schools) Series 2024 5.80%, 04/01/2054(a)	100	100,343
Town of Vail CO (Town of Vail CO COP) Series 2025 5.50%, 12/01/2064	750	805,833

		2,019,465

Connecticut – 0.2%
Stamford Housing Authority (TJH Senior Living Obligated Group) Series 2025 6.50%, 10/01/2055	100	102,843

District of Columbia – 4.5%
District of Columbia (District of Columbia Union Market TIF Area) Series 2024-A 5.125%, 06/01/2034(a)	100	105,268
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2025-A 5.50%, 10/01/2055	1,000	1,069,816

	Principal Amount (000)	U.S. $ Value

Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority State Lease) Series 2023 5.00%, 07/15/2048	$1,000	$1,041,221

		2,216,305

Florida – 3.1%
Capital Projects Finance Authority/FL (Navigator Academy of Leadership Obligated Group) Series 2024 5.00%, 06/15/2034(a)	100	102,525
City of Venice FL (Southwest Florida Retirement Center Obligated Group) Series 2024 5.625%, 01/01/2060(a)	100	100,412
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2024-A 5.00%, 10/01/2035	1,000	1,146,526
Florida Development Finance Corp. (Brightline Trains Florida) AG Series 2024 5.25%, 07/01/2053	100	99,504
Florida Development Finance Corp. (SFP - Tampa I LLC) Series 2024 5.25%, 06/01/2059(a)	100	96,457

		1,545,424

Georgia – 2.4%
Fayette County Development Authority (United States Soccer Federation) Series 2024 5.25%, 10/01/2054	200	205,141
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2019 5.00%, 01/01/2063	1,000	1,001,352

		1,206,493

Guam – 0.5%
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 5.00%, 01/01/2030	250	269,496

Hawaii – 0.1%
City & County Honolulu HI Wastewater System Revenue (City & County Honolulu HI Wastewater System Revenue) Series 2020-A 2.624%, 07/01/2045	100	72,032

	Principal Amount (000)	U.S. $ Value

Illinois – 6.3%
Chicago Board of Education (Chicago Board of Education) Series 2023-A 5.00%, 12/01/2034	$150	$157,432
6.00%, 12/01/2049	300	310,758
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2025-E 5.50%, 01/01/2055	1,000	1,054,208
Chicago Transit Authority Sales Tax Receipts Fund (Chicago Transit Authority Sales Tax Receipts Fund) Series 2026-A 5.50%, 12/01/2056	500	536,714
City of Chicago IL (City of Chicago IL) Series 2019-A 5.50%, 01/01/2049	90	90,430
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2017 0.00%, 12/15/2042(b)	350	279,644
Series 2020 5.00%, 06/15/2050	310	310,963
State of Illinois (State of Illinois) Series 2023-B 5.50%, 05/01/2047	350	369,054

		3,109,203

Indiana – 2.2%
City of Valparaiso IN (Pratt Paper IN LLC) Series 2024 4.875%, 01/01/2044(a)	100	102,749
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-A 5.00%, 11/01/2054	100	101,802
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2057	100	96,064
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 6.00%, 03/01/2053	150	157,095
Series 2023-F 7.75%, 03/01/2067	100	110,577
BAM Series 2023 5.25%, 03/01/2067	500	522,457

		1,090,744

	Principal Amount (000)	U.S. $ Value

Kentucky – 1.6%
Kentucky Public Energy Authority (BP PLC) Series 2024-B 5.00%, 01/01/2055	$740	$806,646

Maine – 0.4%
Finance Authority of Maine (Casella Waste Systems) Series 2024 4.625%, 12/01/2047(a)	200	209,015

Maryland – 3.6%
Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.25%, 06/30/2047	570	578,281
Maryland Economic Development Corp. (State of Maryland) Series 2025 5.00%, 06/01/2048	1,000	1,062,828
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050	150	163,473

		1,804,582

Massachusetts – 6.6%
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2021-B 2.00%, 04/01/2050	180	109,355
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2023-A 5.25%, 07/01/2048	835	897,998
Series 2025-B 5.25%, 07/01/2055	100	107,387
Massachusetts Port Authority (Massachusetts Port Authority) Series 2019-A 5.00%, 07/01/2035	1,000	1,063,324
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2025 5.25%, 02/15/2050	1,000	1,077,764

		3,255,828

New Hampshire – 0.5%
New Hampshire Business Finance Authority (NFA 2025-1) Series 2025 5.75%, 04/28/2042	150	159,742
New Hampshire Business Finance Authority (Novant Health Obligated Group) Series 2025 5.50%, 06/01/2055	100	104,512

		264,254

	Principal Amount (000)	U.S. $ Value

New Jersey – 1.8%
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2023-B 5.25%, 06/15/2050	$825	$874,949

New York – 12.4%
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2017 Zero Coupon, 11/15/2033	575	458,056
Series 2024-A 5.25%, 11/15/2049	510	537,718
Metropolitan Transportation Authority Dedicated Tax Fund (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2024 5.00%, 11/15/2052	1,000	1,042,871
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2025 5.00%, 05/01/2050	1,000	1,048,894
New York Liberty Development Corp. (7 World Trade Center II) Series 2022 3.00%, 09/15/2043	500	436,704
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2025-C 5.00%, 03/15/2055	1,210	1,261,366
New York State Thruway Authority (State of New York Pers Income Tax) Series 2022-A 5.00%, 03/15/2026	110	110,116
Onondaga Civic Development Corp. (Syracuse University) Series 2025 5.50%, 12/01/2056	100	109,912
Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 6.00%, 12/01/2053	100	102,307
Triborough Bridge & Tunnel Authority Sales Tax Revenue (Triborough Bridge & Tunnel Authority Sales Tax Revenue) Series 2024-A 5.25%, 05/15/2064	1,000	1,050,134

		6,158,078

	Principal Amount (000)	U.S. $ Value

North Carolina – 1.5%
Nash Health Care Systems (Nash Health Care Systems) Series 2025 5.75%, 02/01/2050	$600	$649,434
North Carolina Turnpike Authority (North Carolina Turnpike Authority) AG Series 2024 Zero Coupon, 01/01/2052	250	71,587

		721,021

Ohio – 2.2%
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-B 5.00%, 06/01/2055	100	82,572
State of Ohio (University Hospitals Health System Obligated Group) Series 2016 4.00%, 01/15/2046	1,100	1,018,473

		1,101,045

Oklahoma – 0.2%
Tulsa Municipal Airport Trust Trustees/OK (American Airlines, Inc.) Series 2025 6.25%, 12/01/2040	100	113,804

Oregon – 0.9%
Port of Portland OR Airport Revenue (Port of Portland OR Airport Revenue) Series 2022-2 4.00%, 07/01/2047	500	457,007

Pennsylvania – 2.8%
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group) Series 2025 5.00%, 08/15/2055	120	123,815
Pennsylvania State University (The) (Pennsylvania State University) Series 2023 5.25%, 09/01/2053	1,000	1,063,132
Philadelphia Authority for Industrial Development (Children’s Hospital of Philadelphia Obligated Group) Series 2024 5.50%, 07/01/2053	205	221,671

		1,408,618

Puerto Rico – 0.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2051	100	26,178

	Principal Amount (000)	U.S. $ Value

South Carolina – 1.1%
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 5.50%, 11/01/2054	$500	$530,991

Tennessee – 1.8%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.125%, 12/01/2042(a)	280	276,877
Series 2016-B Zero Coupon, 12/01/2031(a)	100	74,023
Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2026-B 5.00%, 07/01/2040	375	419,704
Shelby County Health & Educational Facilities Board (Madrone Memphis Student Housing I) Series 2024 5.25%, 06/01/2056(a)	100	97,011

		867,615

Texas – 9.2%
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2024-B 5.50%, 07/15/2038	100	109,977
Dallas Fort Worth International Airport (Dallas Fort Worth Intl Airport) Series 2025-A 5.50%, 11/01/2050	1,000	1,065,218
Dallas Metrocare Services (State of Texas) Series 2025 5.25%, 11/01/2065	1,000	1,045,913
Hidalgo County Regional Mobility Authority (Hidalgo County Regional Mobility Authority) Series 2022-B Zero Coupon, 12/01/2046	335	112,215
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 5.25%, 01/01/2054(a)	100	96,354
Texas Transportation Finance Corp. (Texas Transportation Finance) Series 2025 5.25%, 10/01/2055	1,000	1,068,600
Texas Water Development Board (State Water Implementation Revenue Fund for Texas) Series 2023-A 5.00%, 10/15/2058	1,000	1,036,753

		4,535,030

	Principal Amount (000)	U.S. $ Value

Utah – 0.2%
Utah Infrastructure Agency (Utah Infrastructure Agency) Series 2024 5.50%, 10/15/2044	$100	$106,178

Virginia – 2.8%
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2022 4.00%, 05/15/2042	1,000	1,001,458
Henrico County Economic Development Authority (Bon Secours Mercy Health) Series 2025 5.00%, 11/01/2048	100	105,085
James City County Economic Development Authority (Williamsburg Landing Obligated Group) Series 2024-A 6.875%, 12/01/2058	100	108,493
Virginia College Building Authority (Regent University Obligated Group) Series 2025 6.00%, 06/01/2055	150	158,792

		1,373,828

Washington – 8.7%
City of Tacoma WA Electric System Revenue (City of Tacoma WA Electric System Revenue) Series 2025-A 5.25%, 01/01/2050	1,000	1,075,646
King County Public Hospital District No. 2 (King County Public Hospital District No. 2) Series 2024 5.25%, 12/01/2045	1,050	1,127,645
Vancouver Housing Authority (Vancouver Housing Authority) Series 2025 4.25%, 02/01/2038	1,000	1,058,258
Washington Health Care Facilities Authority (CommonSpirit Health Obligated Group) Series 2025 5.50%, 09/01/2055	1,000	1,066,418

		4,327,967

Wisconsin – 4.2%
Wisconsin Health & Educational Facilities Authority (Forensic Science & Protective Medicine Collaboration) Series 2024 5.00%, 08/01/2027(a)	150	151,006
Wisconsin Public Finance Authority (Inperium Obligated Group) Series 2024 5.75%, 12/01/2054(a)	100	101,510

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.50%, 07/01/2044	$200	$211,412

Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 5.75%, 12/31/2065	1,550	1,621,024

		2,084,952

Total Municipal Obligations (cost $46,664,934)		47,335,842

	Shares

SHORT-TERM INVESTMENTS – 3.0%
Investment Companies – 3.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.53%(c) (d) (e) (cost $1,485,114)	1,485,114	1,485,114

Total Investments – 98.5% (cost $48,150,048)(f)		48,820,956
Other assets less liabilities – 1.5%		761,351

Net Assets – 100.0%		$49,582,307

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 45, 5 Year Index, 12/20/2030*	(5.00)%	Quarterly	3.32%	USD	485	$(37,558)	$(31,924)	$(5,634)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	380	10/15/2028	CPI#	2.565%	Maturity	$847	$—	$847
USD	1,200	10/15/2029	2.569%	CPI#	Maturity	(5,802)	—	(5,802)
USD	1,100	10/15/2029	2.485%	CPI#	Maturity	(780)	—	(780)
USD	867	10/15/2029	2.499%	CPI#	Maturity	(1,211)	—	(1,211)
USD	867	10/15/2029	2.516%	CPI#	Maturity	(1,937)	—	(1,937)
USD	866	10/15/2029	2.451%	CPI#	Maturity	822	—	822
USD	400	10/15/2030	CPI#	2.531%	Maturity	1,918	—	1,918

						$(6,143)	$—	$(6,143)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	700	01/03/2033	1 Day SOFR	3.724%	Annual	$16,235	$—	$16,235
USD	610	12/30/2044	1 Day SOFR	4.166%	Annual	25,411	—	25,411
USD	1,200	01/13/2045	1 Day SOFR	4.144%	Annual	46,021	—	46,021
USD	200	01/13/2045	1 Day SOFR	4.156%	Annual	8,013	(80)	8,093
USD	200	01/13/2045	1 Day SOFR	4.189%	Annual	8,918	—	8,918
USD	500	01/26/2046	1 Day SOFR	4.222%	Annual	23,947	—	23,947
USD	265	02/05/2055	3.942%	1 Day SOFR	Annual	(1,880)	—	(1,880)
USD	300	05/05/2055	3.962%	1 Day SOFR	Annual	(2,827)	—	(2,827)
USD	200	05/05/2055	3.806%	1 Day SOFR	Annual	3,876	—	3,876
USD	400	11/15/2055	3.943%	1 Day SOFR	Annual	(3,238)	—	(3,238)
USD	300	11/15/2055	4.004%	1 Day SOFR	Annual	(5,714)	—	(5,714)
USD	60	11/15/2055	4.114%	1 Day SOFR	Annual	(2,322)	—	(2,322)

						$116,440	$(80)	$116,520

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2026, the aggregate market value of these securities amounted to $2,093,667 or 4.2% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at February 28, 2026.
(c)	The rate shown represents the 7-day yield as of period end.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	Affiliated investments.
(f)

As of February 28, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $956,296 and gross unrealized depreciation of investments was $(180,645), resulting in net unrealized appreciation of $775,651.

As of February 28, 2026, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.6% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

BAM – Build American Mutual

CDX-NAHY – North American High Yield Credit Default Swap Index

COP – Certificate of Participation

SOFR – Secured Overnight Financing Rate

AB Active ETFs, Inc.

AB Tax-Aware Long Municipal ETF

February 28, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$47,335,842	$—	$47,335,842
Short-Term Investments	1,485,114	—	—	1,485,114

Total Investments in Securities	1,485,114	47,335,842	—	48,820,956
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	3,587	—	3,587
Centrally Cleared Interest Rate Swaps	—	132,421	—	132,421
Liabilities:
Centrally Cleared Credit Default Swaps	—	(37,558)	—	(37,558)
Centrally Cleared Inflation (CPI) Swaps	—	(9,730)	—	(9,730)
Centrally Cleared Interest Rate Swaps	—	(15,981)	—	(15,981)

Total	$1,485,114	$47,408,581	$—	$48,893,695

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2026 is as follows:

Fund	Market Value 11/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$816	$8,309	$7,640	$1,485	$9